Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Large Cap Growth Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Value Portfolio

Small Cap Portfolio

International Equity Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated December 30, 2015, to the Portfolios’

Prospectus dated July 29, 2015, as amended

The following changes are effective immediately:

In the section entitled “Portfolio Summary: Large Cap Growth Portfolio – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section entitled “Portfolio Summary: Large Cap Value Portfolio – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section entitled “Portfolio Summary: Mid Cap Growth Portfolio – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section entitled “Portfolio Summary: Mid Cap Value Portfolio – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section entitled “Portfolio Summary: Small Cap Portfolio – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section entitled “Portfolio Summary: International Equity Portfolio – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2014	Co-Portfolio Manager

In the section entitled “Management – Information about the Investment Adviser’s Management of Certain Portfolios,” the third paragraph is deleted in its entirety and replaced with the following:

The passively-managed index portions of the International Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by a team consisting of Timothy Campion, Andrew Sheridan and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at

SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: Combined Master

Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated December 30, 2015, to the Portfolio’s

Prospectus dated July 29, 2015, as amended

The following changes are effective immediately:

In the section entitled “Portfolio Summary: Mid Cap Value Portfolio – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section entitled “Management – Information about the Investment Adviser’s Management of Certain Portfolios,” the third paragraph is deleted in its entirety is replaced with the following:

The passively-managed index portion of the Mid Cap Value Portfolio is managed by a team consisting of Timothy Campion, Andrew Sheridan and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: AG Life Class 3

Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Large Cap Growth Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Value Portfolio

Small Cap Portfolio

International Equity Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated December 30, 2015, to the Portfolios’

Statement of Additional Information (“SAI”) dated July 29, 2015, as amended

In the table under the section entitled “Portfolio Managers – Other Client Accounts,” all reference to Kara Murphy, a portfolio manager for SunAmerica Asset Management, LLC (“SAAMCo”), is deleted in its entirety and replaced with the following with respect to each of the Portfolios:

Advisers/ Subadviser	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)
SAAMCo	Bayar, Jane	—	—	—	—	—	—

*	As of September 30, 2015.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.